SHAREHOLDERS' EQUITY (Summary of Changes in Stock Option Activity) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Number of options
Outstanding at January 1, 2021	620,000
Granted	0
Exercised	(8,334)
Forfeited	(59,334)
Outstanding at December 31, 2021	552,332	620,000
Exercisable at December 31, 2021	417,332
Weighted-average exercise price
Outstanding at January 1, 2021	$ 2.777
Granted	0
Exercised	2.273
Forfeited	2.394
Outstanding at December 31, 2021	2.826	$ 2.777
Exercisable at December 31, 2021	$ 2.783
Weighted-average remaining contractual life
Outstanding	26 months 11 days	36 months 17 days
Exercisable at December 31, 2021	18 months 25 days
Aggregate intrinsic value (in thousands)
Outstanding at January 1, 2021	$ 157,450
Outstanding at December 31, 2021	116,810	$ 157,450
Exercisable at December 31, 2021	$ 84,430